Convertible Notes (Details Narrative) - USD ($)		2 Months Ended	7 Months Ended	12 Months Ended
	May 07, 2021	May 31, 2020	Dec. 31, 2020	Dec. 31, 2021
Debt Instrument [Line Items]
Proceeds from convertible debt		$ 0	$ 0	$ 525,003
Non-cash interest expense on Convertible Notes		(0)	(0)	30,121
Amortization				575,000
Redemption value				718,750
Accretion to Redemption Value		$ (0)	$ (0)	$ 130,027
Convertible Notes [Member]
Debt Instrument [Line Items]
Conversion Price				$ 2.377
Purchase Agreement [Member] | Convertible Note [Member]
Debt Instrument [Line Items]
Accrued payable	$ 49,997
Principal amount	$ 575,000
Interest	8.00%
Non-cash interest expense on Convertible Notes				$ 30,121
Purchase Agreement [Member] | Board Of Directors [Member] | Convertible Note [Member]
Debt Instrument [Line Items]
Proceeds from convertible debt	$ 525,003